9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule
Year	Operating Leases

2018	$ 6,645,219
2019	4,965,737
2020	3,845,283
2021	2,413,520
2022	941,091
2023 and beyond	34,882
Total	$ 18,845,732